PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
Schedule of Property and equipment, consist

Property and equipment consist of the following (in thousands):

	June 30,	December 31,
	2021	2020
Aircraft	$475,360	$473,509
Software development costs	28,233	22,414
Leasehold improvements	10,799	9,560
Computer equipment	1,934	1,846
Buildings and improvements	1,424	1,424
Furniture and fixtures	1,892	1,321
Tooling	2,671	1,296
Vehicles	800	597
	523,113	511,967
Less: Accumulated depreciation and amortization	(206,451)	(188,877)
Total	$316,662	$323,090

Property and equipment, consist of the following (in thousands):

	December 31,
	2020	2019
Aircraft	$473,509	$471,972
Software development costs	22,414	13,491
Leasehold improvements	9,560	4,359
Computer equipment	1,846	1,378
Building and improvements	1,424	1,424
Furniture and fixtures	1,321	374
Tooling	1,296	—
Vehicles	597	71
	511,967	493,069
Less: Accumulated depreciation and amortization	(188,877)	(148,088)
Total	$323,090	$344,981